Intangible Assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
Favorable lease terms - Cost	$ 127,788	$ 127,788	$ 158,987
Write-off - Cost		(31,199)
Favorable lease terms - Accumulated amortization	(80,968)	(72,449)	(84,932)
Additions - Accumulated Amortization	(8,519)	(18,716)
Write-off - Accumulated Amortization		31,199
Favorable lease terms - Net Book Value	46,820	55,339	$ 74,055
Additions - Net Book Value	$ (8,519)	$ (18,716)